TRADEMARK AND PATENTS (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure Text Block [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
Trademark and patents consist of the following as of December 31, 2016 and 2015:

	2016	2015
Patent costs	$415,251	$383,997
Trademark	770	770
	416,021	384,767
Accumulated amortization	(264,577)	(208,681)
Trademark and patents, net	$151,444	$176,086